Recoverable taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Recoverable taxes [Abstract]
Valued Added Tax	$ 781,082	$ 2,262,172
Income Tax	185,243	137,408
Other	445	8,294
Total recoverable taxes	$ 966,770	$ 2,407,874